August 16, 2010

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Wells Fargo Funds Trust (the "Trust")

Wells Fargo Advantage Asia Pacific Fund

Wells Fargo Advantage Large Cap Growth Fund

Wells Fargo Advantage Common Stock Fund

Wells Fargo Advantage Specialized Technology Fund

Wells Fargo Advantage Opportunity Fund

Wells Fargo Advantage Small Cap Value Fund

Wells Fargo Advantage Small Company Value Fund

Wells Fargo Advantage Short-Term Municipal Bond Fund

Wells Fargo Advantage Ultra-Short Term Municipal Bond Fund

Wells Fargo Advantage High Income Fund

Wells Fargo Advantage Income Plus Fund

Wells Fargo Advantage Short-Term High Yield Bond Fund

Wells Fargo Advantage Classic Value Fund

Wells Fargo Advantage Disciplined Value Fund

Wells Fargo Advantage Emerging Markets Equity Fund

Wells Fargo Advantage Intrinsic Value Fund

Wells Fargo Advantage Adjustable Rate Government Fund

Wells Fargo Advantage International Bond Fund

Wells Fargo Advantage Precious Metals Fund

Wells Fargo Advantage Utility and Telecommunications Fund

Wells Fargo Advantage Diversified Income Builder Fund

Wells Fargo Advantage Diversified Capital Builder Fund

Wells Fargo Advantage Strategic Large Cap Growth Fund

Wells Fargo Advantage Disciplined U.S. Core Fund

Wells Fargo Advantage Traditional Small Cap Growth Fund

Wells Fargo Advantage Growth Opportunities Fund

Wells Fargo Advantage Special Small Cap Value Fund

Wells Fargo Advantage Core Equity Fund

Wells Fargo Advantage Omega Growth Fund

Wells Fargo Advantage Small/Mid Cap Core Fund

Wells Fargo Advantage Disciplined Global Equity Fund

Wells Fargo Advantage Global Opportunities Fund

Wells Fargo Advantage Intrinsic World Equity Fund (the "Funds")

Post-Effective Amendment No. 171 to Registration Statement

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds’ prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 171 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on July 30, 2010.

If you have any questions or would like further information, please call the undersigned at (617) 210-3662.

Very truly yours,

/s/ Brian J. Montana

Brian J. Montana